Average Annual Total Returns (Vanguard International Explorer Fund Retail)	Vanguard International Explorer Fund Vanguard International Explorer Fund - Investor Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions Vanguard International Explorer Fund Vanguard International Explorer Fund - Investor Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard International Explorer Fund Vanguard International Explorer Fund - Investor Shares 11/1/2013 - 10/31/2014	Standard & Poor's EPAC SmallCap Index Vanguard International Explorer Fund Vanguard International Explorer Fund - Investor Shares 11/1/2013 - 10/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	(2.88%)	(4.91%)	(0.31%)	(3.43%)
Five Years	7.97%	6.99%	6.24%	8.48%
Ten Years	6.65%	5.44%	5.44%	6.60%